Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.03%
Delaware Ivy VIP Core Equity Class II	7,049,661	$ 75,078,891
Delaware Ivy VIP Corporate Bond Class II	17,190,059	74,776,757
Delaware Ivy VIP Growth Class II	9,497,696	72,182,486
Delaware Ivy VIP High Income Class I	1,003,535	2,709,545
Delaware Ivy VIP International Core Equity Class II	5,891,502	70,285,616
Delaware Ivy VIP Limited-Term Bond Class II	12,278,122	55,742,674
Delaware Ivy VIP Mid Cap Growth Class I	3,558,885	32,243,494
Delaware Ivy VIP Small Cap Growth Class I	896,073	5,403,322
Delaware Ivy VIP Smid Cap Core Class II	527,562	5,407,508
Delaware Ivy VIP Value Class II	14,654,128	72,537,933
Delaware VIP Global Value Equity Class II	16,458,042	62,211,400
Total Affiliated Mutual Funds (cost $742,427,620)		528,579,626

Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,712,843	2,712,843
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,712,843	2,712,843
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,712,842	2,712,842
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,712,843	2,712,843
Total Short-Term Investments (cost $10,851,371)		10,851,371

Total Value of Securities—100.04% (cost $753,278,991)		539,430,997
Liabilities Net of Receivables and Other Assets—(0.04%)		(220,420)
Net Assets Applicable to 141,391,923 Shares Outstanding—100.00%		$539,210,577
NQ-IV048 [9/22] 11/22 (2605104)    1